OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 6,472	$ 4,000
Other Liabilities	1,821	1,804
Deferred Revenues	6,146	2,757
Total	$ 14,439	$ 8,561